CAPITAL MANAGEMENT - Managed capital of the Trust (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of objectives, policies and processes for managing capital [abstract]
Unsecured debentures, net	$ 2,689,317	$ 1,892,236
Unsecured term loans, net	389,136	1,173,746
Derivative (assets) liabilities, net	(25,077)	(100,813)
Total debt	3,053,376	2,965,169
Unitholders’ equity	5,728,236	5,276,951
Total managed capital	$ 8,781,612	$ 8,242,120